7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

December 10, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Equity Trust

(File Nos.   333-56881; 811-8817)

Ladies and Gentlemen:

On behalf of Voya Equity Trust (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated November 30, 2018, to the Class A, Class C, Class I, Class O, Class R, Class R6, Class T and Class W Prospectus and Summary Prospectus, and the Class A, Class C, Class I, Class O, Class P3, Class R, Class R6, Class T and Class W Statement of Additional Information, each dated September 28, 2018, for Voya Real Estate Fund.

The purpose of the filing is to submit the 497(e) filing dated November 30, 2018, in XBRL for the Registrant.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul Caldarelli

Paul Caldarelli
Vice President and Senior Counsel
Mutual Fund Legal Department
Voya Investment Management